Warrants (Details) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 02, 2022	Jul. 31, 2022	Feb. 22, 2022	Jan. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 29, 2022	Jun. 30, 2022
Warrants (Details) [Line Items]
Exercisable term				6 years
Warrants exercised						$ 0
Conversion rate					2.725	2.725
Warrants shares							119,965
Placement Agent Warrant Member
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					362,134	61,600
Warrant exercise price					$ 3.29	$ 7.31
Proceeds from issuance of warrants					$ 508,797
Warrant expiration date					Jan. 25, 2027
Series A One Preferred Stock [Member]
Warrants (Details) [Line Items]
Proceeds from issuance of warrants						$ 326,675
Public Warrants [Member]
Warrants (Details) [Line Items]
Purchase price					$ 0.01
Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrant expiration date								Jan. 31, 2027
Conversion rate					2.725
Warrant [Member]
Warrants (Details) [Line Items]
Purchase price	$ 5,073
Warrants shares	1,891				165,976
Common Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					2,586,667
Warrant exercise price					$ 3.29
Proceeds from issuance of warrants					$ 3,634,262
Warrant expiration date					Jan. 25, 2027
Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					1,293,541
Warrant exercise price					$ 0.00001
Purchase price			$ 12.94
Warrants shares			1,293,541
New Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock		8,333,334
Warrant exercise price		$ 0.6
Proceeds from issuance of warrants		$ 4,490,457
New Placement Agent Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock		583,333
Warrant exercise price		$ 0.75
Proceeds from issuance of warrants		$ 310,137
Minimum [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Sale of stock price					$ 18
IPO [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					10,511,597
Warrant exercise price					$ 11.5
Warrant expiration date					Jan. 10, 2027
Series A One Preferred Stock [Member] | Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					167,867
Warrant exercise price					$ 2.68
Proceeds from issuance of warrants					$ 326,675